Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Future Minimum Contractual Charter Revenue
The following table sets forth the Company’s future minimum contractual charter revenue based on vessels committed to non-cancelable time charter contracts as at June 30, 2023. For index-linked time charter contracts the calculation was made using the charter rates that prevail at the balance sheet date for index-linked time charters and the fixed rates for fixed periods time charters (these amounts do not include any assumed off-hire).

Twelve month periods ending June 30,	Amount
2024	20,918
2025	1,810
Total	22,728